BALANCE SHEET DETAILS - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Total	$ 30,671	$ 29,403
Less: accumulated depreciation	(30,051)	(28,311)
Total Property, plant and equipment, net	620	1,092
Leasehold improvements
Property, Plant and Equipment
Total	1,846	1,799
Automobiles
Property, Plant and Equipment
Total	340	319
Computer and Software
Property, Plant and Equipment
Total	4,579	4,764
Equipment and Furniture
Property, Plant and Equipment
Total	$ 23,906	$ 22,521